REVENUE	12 Months Ended
Dec. 31, 2017
REVENUE.
REVENUE

3.  REVENUE

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The determination of PGM concentrate sales revenue from the time of initial recognition of the sale on a provisional basis through to final pricing requires management to continuously re-estimate the fair value of the price adjustment feature. Management determines this with reference to estimated forward prices using consensus forecasts.

ACCOUNTING POLICY

Revenue is recognised to the extent that it is probable that economic benefits will flow to the Group and the amount of revenue can be reliably measured.

Revenue arising from gold sales is recognised at the fair value of the consideration received or receivable, once the significant risks and rewards of ownership have passed to the buyer. These criteria are typically met when the gold is delivered to the refinery. The price of gold is determined by market forces.

Revenue arising from PGM concentrate and metal sales is recognised when risks and rewards of ownership of the mine product are passed to the buyer pursuant to a sales contract. The sales price is determined on a provisional basis at the date of delivery. Adjustments to the sale price occur based on movements in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. The period between provisional invoicing and final pricing is typically between two and four months. Revenue on provisionally priced sales is initially recorded at the estimated fair value of the consideration receivable. The revenue adjustment mechanism embedded within provisionally priced sales arrangements has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re-estimated continuously and changes in fair value recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts.

Revenue arising from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material. Revenue arising from PGM recycling revenue also includes revenue from toll processing, which is recognised at the time the contained metals are returned to the supplier at a third party refinery.

Figures in million - SA rand	2017	2016	2015
Revenue from:
Gold mining activities	23,473.6	27,501.3	22,717.4
PGM mining activities	17,898.7	3,739.4	-
Recycling activities	4,539.3	-	-
Total revenue	45,911.6	31,240.7	22,717.4